Anti Dilution Option Activity (Detail) (Anti-Dilution Option Grants [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Anti-Dilution Option Grants [Member]
Number of Stock Options
Outstanding, beginning of year	0
Granted	2,423,000
Exercised	(20,000)
Forfeited
Expired
Outstanding, end of year	2,403,000
Exercisable, end of year	2,403,000
Weighted Average Exercise price
Outstanding, beginning of year	$ 0
Granted	$ 18.00
Exercised	$ 18.00
Forfeited
Expired
Outstanding, end of year	$ 18.00
Exercisable at December 31, 2013	$ 18.00
Weighted Average remaining contractual term
Outstanding, end of year	3 years 7 months 6 days
Exercisable at December 31, 2013	3 years 7 months 6 days
Aggregate intrinsic value
Outstanding, end of year	$ 10.9
Exercisable at December 31, 2013	$ 10.9